Liability related to sales of future royalties and sales milestones, net (Tables)	3 Months Ended
Mar. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Liability related to sale of Revenue
The following table shows the activity within the liability related to the sale of future royalties and sales milestones for the three month period ended March 31, 2022 (in thousands):

March 31,
2022
Balance as of December 31, 2021	$47,016
Non-cash interest expense on liability related to sale of future royalties and sales milestones	1,790
Balance as of March 31, 2022	$48,806